UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli Capital Asset Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%

	Aerospace — 2.8%
4,200	HEICO Corp.	$262,584
4,000	Rockwell Automation Inc.	378,600
200,000	Rolls-Royce Group plc†	1,986,011
17,000	The Boeing Co.	1,256,810

		3,884,005

	Agriculture — 0.5%
12,000	Archer-Daniels-Midland Co.	432,120
3,000	Bunge Ltd.	216,990
500	The Mosaic Co.	39,375

		688,485

	Automotive — 1.2%
25,000	Navistar International Corp.†	1,733,250

	Automotive: Parts and Accessories — 2.3%
10,000	BorgWarner Inc.†	796,900
24,000	CLARCOR Inc.	1,078,320
25,000	Midas Inc.†	191,750
88,000	Standard Motor Products Inc.	1,217,040

		3,284,010

	Aviation: Parts and Services — 3.6%
32,000	Curtiss-Wright Corp.	1,124,480
110,000	GenCorp Inc.†	657,800
40,000	Kaman Corp.	1,408,000
12,500	Precision Castparts Corp.	1,839,750

		5,030,030

	Broadcasting — 3.6%
52,000	CBS Corp., Cl. A, Voting	1,306,240
10,000	Cogeco Inc.	427,953
44,000	Fisher Communications Inc.†	1,367,520
20,000	Liberty Media Corp. — Capital, Cl. A†	1,473,400
17,000	LIN TV Corp., Cl. A†	100,810
30,000	Sinclair Broadcast Group Inc., Cl. A	376,200

		5,052,123

	Business Services — 1.2%
2,500	Ascent Media Corp., Cl. A†	122,125
34,000	Diebold Inc.	1,205,640
35,000	Intermec Inc.†	377,650

		1,705,415

	Cable and Satellite — 5.5%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	75
120,000	Cablevision Systems Corp., Cl. A	4,153,200
41,000	DIRECTV, Cl. A†	1,918,800
20,000	DISH Network Corp., Cl. A†	487,200
5,000	EchoStar Corp., Cl. A†	189,250
8,000	Liberty Global Inc., Cl. A†	331,280
9,315	Liberty Global Inc., Cl. C†	372,507
6,000	Scripps Networks Interactive Inc., Cl. A	300,540

		7,752,852

	Communications Equipment — 2.5%
46,000	Corning Inc.	948,980
44,000	Thomas & Betts Corp.†	2,616,680

		3,565,660

	Computer Software and Services — 1.9%
112,000	Furmanite Corp.†	896,000
23,000	NCR Corp.†	433,320
85,000	Yahoo! Inc.†	1,415,250

		2,744,570

	Consumer Products — 0.7%
8,000	Kimberly-Clark Corp.	522,160
53,000	Schiff Nutrition International Inc.	482,830

		1,004,990

	Consumer Services — 1.6%
109,700	Rollins Inc.	2,226,910

	Diversified Industrial — 7.4%
23,000	Ampco-Pittsburgh Corp.	634,340
19,000	Cooper Industries plc	1,233,100
32,000	Crane Co.	1,549,760
4,000	Greif Inc., Cl. A	261,640
25,000	Griffon Corp.†	328,250
65,000	Honeywell International Inc.	3,881,150
30,000	ITT Corp.	1,801,500
29,300	Katy Industries Inc.†	16,701
72,000	Myers Industries Inc.	714,960

		10,421,401

	Electronics — 2.4%
30,000	Cypress Semiconductor Corp.†	581,400
20,000	LSI Corp.†	136,000
75,000	Texas Instruments Inc.	2,592,000

		3,309,400

	Energy and Utilities — 7.7%
3,000	Cameron International Corp.†	171,300
8,000	Chevron Corp.	859,440
15,000	ConocoPhillips	1,197,900
8,000	Devon Energy Corp.	734,160
40,000	El Paso Corp.	720,000
27,000	El Paso Electric Co.†	820,800
16,000	Exxon Mobil Corp.	1,346,080
20,000	GenOn Energy Inc., Escrow† (a)	0
32,000	National Fuel Gas Co.	2,368,000
17,000	Progress Energy Inc., CVO†	2,465
3,000	Royal Dutch Shell plc, Cl. A, ADR	218,580
96,000	RPC Inc.	2,430,720

		10,869,445

	Entertainment — 7.2%
5,000	Discovery Communications Inc., Cl. A†	199,500
5,000	Discovery Communications Inc., Cl. C†	176,050
105,000	Grupo Televisa SA, ADR†	2,575,650
3,000	Liberty Media Corp. — Starz, Cl. A†	232,800
35,000	Madison Square Garden Inc., Cl. A†	944,650
40,000	Time Warner Inc.	1,428,000
62,000	Viacom Inc., Cl. A	3,303,980
13,000	Viacom Inc., Cl. B	604,760
See accompanying notes to schedule of investments.

1

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Entertainment (Continued)
25,000	Vivendi	$713,911

		10,179,301

	Environmental Services — 0.9%
34,000	Waste Management Inc.	1,269,560

	Equipment and Supplies — 6.1%
35,000	AMETEK Inc.	1,535,450
38,000	Baldwin Technology Co. Inc., Cl. A†	61,180
10,000	Belden Inc.	375,500
40,000	Capstone Turbine Corp.†	72,400
20,000	CIRCOR International Inc.	940,400
104,000	CTS Corp.	1,123,200
8,000	Flowserve Corp.	1,030,400
13,000	Franklin Electric Co. Inc.	600,600
20,000	GrafTech International Ltd.†	412,600
34,000	IDEX Corp.	1,484,100
50,000	L.S. Starrett Co., Cl. A	702,000
9,500	The Eastern Co.	181,640
3,000	Watts Water Technologies Inc., Cl. A	114,570

		8,634,040

	Financial Services — 8.8%
90,000	American Express Co.	4,068,000
10,000	Argo Group International Holdings Ltd.	330,400
16,000	BKF Capital Group Inc.†	17,280
7,000	Deutsche Bank AG	413,490
145,000	Epoch Holding Corp.	2,288,100
15,000	JPMorgan Chase & Co.	691,500
5,000	Marsh & McLennan Companies Inc.	149,050
20,000	Morgan Stanley	546,400
4,000	Northern Trust Corp.	203,000
6,000	State Street Corp.	269,640
55,000	The Bank of New York Mellon Corp.	1,642,850
55,000	Wells Fargo & Co.	1,743,500

		12,363,210

	Food and Beverage — 8.7%
27,000	Brown-Forman Corp., Cl. A	1,832,220
5,000	Brown-Forman Corp., Cl. B	341,500
115,000	Danone SA, ADR	1,509,950
45,000	Diageo plc, ADR	3,429,900
15,000	Fomento Economico Mexicano SAB de CV, ADR	880,500
8,000	Kraft Foods Inc., Cl. A	250,880
45,000	The Coca-Cola Co.	2,985,750
33,990	Tootsie Roll Industries Inc.	963,956

		12,194,656

	Health Care — 2.0%
115,000	Boston Scientific Corp.†	826,850
1,000	DENTSPLY International Inc.	36,990
8,000	Henry Schein Inc.†	561,360
4,500	Laboratory Corp. of America Holdings†	414,585
12,000	Mead Johnson Nutrition Co.	695,160
8,000	Patterson Companies Inc.	257,520

		2,792,465

	Hotels and Gaming — 2.8%
24,000	Boyd Gaming Corp.†	224,880
8,000	Canterbury Park Holding Corp.†	96,960
9,000	Churchill Downs Inc.	373,500
6,000	Dover Downs Gaming & Entertainment Inc.	21,540
80,000	Dover Motorsports Inc.†	160,000
24,000	Gaylord Entertainment Co.†	832,320
16,000	International Game Technology	259,680
47,500	Las Vegas Sands Corp.†	2,005,450

		3,974,330

	Machinery — 1.9%
35,000	CNH Global NV†	1,699,250
10,000	Deere & Co.	968,900

		2,668,150

	Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	180,640
3,200	Skyline Corp.	64,160

		244,800

	Metals and Mining — 3.1%
32,000	Freeport-McMoRan Copper & Gold Inc.	1,777,600
48,000	Newmont Mining Corp.	2,619,840

		4,397,440

	Publishing — 1.2%
85,000	Journal Communications Inc., Cl. A†	510,000
45,000	Media General Inc., Cl. A†	309,600
4,000	Meredith Corp.	135,680
40,000	News Corp., Cl. A	702,400

		1,657,680

	Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	1,609,000

	Retail — 2.2%
46,500	Aaron’s Inc.†	1,179,240
38,000	CVS Caremark Corp.	1,304,160
12,000	Ingles Markets Inc., Cl. A	237,720
15,000	Safeway Inc.	353,100

		3,074,220

	Specialty Chemicals — 3.5%
87,000	Ferro Corp.†	1,443,330
6,700	Hawkins Inc.	275,236
19,000	International Flavors & Fragrances Inc.	1,183,700
61,000	Omnova Solutions Inc.†	480,070
3,000	Quaker Chemical Corp.	120,510
40,000	Sensient Technologies Corp.	1,433,600

		4,936,446

	Telecommunications — 2.6%
200,000	Cincinnati Bell Inc.†	536,000
6,000	NII Holdings Inc.†	250,020
12,000	Rogers Communications Inc., Cl. B	436,800
220,000	Sprint Nextel Corp.†	1,020,800
33,000	Telephone & Data Systems Inc.	1,112,100
9,500	Telephone & Data Systems Inc., Special	280,440

		3,636,160

	Transportation — 0.6%
21,000	GATX Corp.	811,860

See accompanying notes to schedule of investments.

2

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Wireless Communications — 2.2%
9,000	Millicom International Cellular SA	$865,530
44,000	United States Cellular Corp.†	2,265,560

		3,131,090

	TOTAL COMMON STOCKS	140,846,954

	PREFERRED STOCKS — 0.0%
	Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A (a)	6,955

	TOTAL INVESTMENTS — 100.0% (Cost $85,193,965)	$140,853,909

	Aggregate tax cost	$87,864,197

	Gross unrealized appreciation	$59,644,068
	Gross unrealized depreciation	(6,654,356)

	Net unrealized appreciation/depreciation	$52,989,712

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $6,955 or 0.00% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

3

Gabelli Capital Asset Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The

Gabelli Capital Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
	Level 1	Significant	Significant	Market
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$7,752,852	—	$0	$7,752,852
Energy and Utilities	10,869,445	—	0	10,869,445
Other Industries (a)	122,224,657	—	—	122,224,657

Total Common Stocks	140,846,954	—	0	140,846,954

Preferred Stocks:				—
Consumer Products	—	—	6,955	6,955

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$140,846,954	—	$6,955	$140,853,909

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in						Net change in unrealized
		Accrued		unrealized						appreciation/depreciation
	Balance as of	discounts/	Realized	appreciation/			Transfers into Level	Transfers out of	Balance as of	during the period on Level 3
	12/31/10	(premiums)	gain/(loss)	depreciation	Purchases	Sales	3 †	Level 3 †	3/31/11	investments held at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	—	—	—	—	—	0	—

Preferred Stocks:
Consumer Products	5,500	—	—	1,455	—	—	—	—	6,955	1,455
Warrants:
Energy and Utilities	7	—	(2,199)	2,192	—	(0)	—	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$5,507	$—	$(2,199)	$3,647	$—	$(0)	$—	$—	$6,955	$1,455

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,822,053 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/31/11

*	Print the name and title of each signing officer under his or her signature.